Commitments and contingencies (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

March 31, 2021

Rights of use lease assets	$1,005,649

Lease liabilities, current	$101,134
Lease liabilities, non-current	934,610
Total operating lease liabilities	$1,035,744

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2021:

Weighted average remaining lease term (years)	7.45
Weighted average discount rate	4.75%

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

March 31, 2020

Rights of use lease assets	$294,188

Lease liabilities, current	$93,077
Lease liabilities, noncurrent	170,966
Total operating lease liabilities	$264,043

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2020:

Weighted average remaining lease term (years)	3.42
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2021:

March 31, 2021

2022	$107,691
2023	229,643
2024	116,965
2025	110,098
2026 and thereafter	686,352
Total undiscounted cash flows	1,250,749
Less: imputed interest	(215,005)
Present value of lease liabilities	$1,035,744

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2020:

March 31, 2020

2021	$104,094
2022	104,094
2023	58,824
2024	13,555
2025 and thereafter	3,389
Total undiscounted cash flows	283,956
Less: imputed interest	(19,913)
Present value of lease liabilities	$264,043

Schedule of capital commitment
Contracted but not provided for as of March 31, 2020
Investment in Dandong BF as disclosed in Note 14	$1,036,408
$1,036,408